Related Party & Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party & Parties-in-Interest Transactions

6.	Related Party & Parties-in-Interest Transactions
Parties-in-interest include fiduciaries and employees of the Plan, persons providing services to the Plan, an employer whose employees are covered by the Plan, an employee organization whose members are covered by the Plan, a person who owns 50% or more of the employer, or such organization and relatives of any such persons as listed.

Plan investments include notes receivable from participants. These investments are also considered party-in-interest transactions.

The Plan invests in units of pooled separate account funds managed by Empower Annuity Insurance Company. Empower Trust Company, LLC, the trustee of the Plan, and Empower Retirement LLC, the recordkeeper of the Plan, are affiliates of Empower Annuity Insurance Company. Therefore, these transactions qualify as party-in-interest transactions.

Plan participants are eligible to maintain their investments in Brown-Forman Corporation Class B common stock that were made prior to the investment option being frozen in July 2023. Effective April 2024, State Street Global Advisors Trust Company was appointed as an ERISA Section 3(38) investment manager and independent fiduciary managing the Brown-Forman Corporation Class B common stock investment. Purchases and sales of $80,102 and $631,429, respectively, of Brown-Forman Corporation Class B common stock were made from the ESOP portion of the Plan during the year ended December 31, 2025. The number of these shares held by the Plan was 79,153 and 96,603 as of December 31, 2025 and 2024, respectively. Dividends received from the Plan on this stock totaled approximately $80,000 and realized net losses on sales were approximately $135,000 for the Plan year ended December 31, 2025; the fair value of the stock held by the Plan as of that date was $2,062,728.

Participant transaction fees are paid directly by the participant and these transactions are also considered party-in-interest transactions. Certain administrative services are provided by the Sponsor at no cost to the Plan and certain administrative costs incurred by the Plan are paid by the Sponsor.